Risk - Maturity Profile of the Company's Financial Liabilities Based on Contractual Undiscounted Amounts (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Risk
Trade payables	R$ 34,521		R$ 14,845
Lease liabilities	25,857	R$ 20,089
Loans and financing	98,561		0
Financial instruments from acquisition of interests	33,940		25,097
Accounts payable to selling shareholders	1,216,232		181,381
Financial liabilities	1,409,111		221,323
Liquidity risk
Risk
Trade payables	34,521		14,845
Lease liabilities	25,857
Loans and financing	98,561
Financial instruments from acquisition of interests	33,940		25,097
Accounts payable to selling shareholders	1,216,232		181,381
Financial liabilities	1,409,111		221,323
Less than 3 months | Liquidity risk
Risk
Trade payables	34,521		14,845
Lease liabilities	2,037
Financial instruments from acquisition of interests			13
Financial liabilities	36,558		14,858
3 to 12 months | Liquidity risk
Risk
Lease liabilities	4,808
Loans and financing	98,561
Financial instruments from acquisition of interests			38
Accounts payable to selling shareholders	117,959		830
Financial liabilities	221,328		868
1 to 5 years | Liquidity risk
Risk
Lease liabilities	19,012
Financial instruments from acquisition of interests	33,940		25,046
Accounts payable to selling shareholders	1,098,273		180,551
Financial liabilities	R$ 1,151,225		R$ 205,597